Dividend Payable (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended	6 Months Ended
	Jan. 06, 2015	Apr. 02, 2015	Jul. 02, 2015	Jun. 30, 2015	Jun. 30, 2014	Aug. 13, 2015	May. 11, 2015	Feb. 06, 2015	Oct. 31, 2014
Dividends per share						$ 0.05	$ 0.05	$ 0.05	$ 0.05
Dividend paid - aggregate	$ 7,967	$ 7,977	$ 7,986	$ 16,170	$ 15,520
Dividend paid to stock holders of record	7,538	7,593	7,602
Holder of the 1,000 shares Series C Preferred Stock
Dividend paid	$ 384	$ 384	$ 384
Holder of the Series B and Series D Preferred Stock
Dividend paid				$ 226